INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8 -INTANGIBLE ASSETS

Intangible assets:

	December 31,
	2021	2020
Customer relationships
Cost	$-	$671
Impairment	-	(298)
Accumulated amortization	-	(373)
Amortized cost	$-	$-

The COVID-19 pandemic and the significant reduction in the reconditioning and coating segment (“Turbochrome”) business during 2020 were a trigger event for impairment of the customer relationships asset. The Company believes there will be no future economic benefits that will be derived from the customers attributed to this intangible asset. Therefore, the Company wrote off the amortized cost related to the customer relationships. The write off expenses recorded in 2020 P&L under Other Expenses.

	December 31,
	2021	2020
Commercial license
Cost	$2,030	$1,513
Accumulated amortization	(201)	(38)
Amortized cost	$1,829	$1,475

On September 2020 Piedmont signed a 10 years agreement for the commercial MRO services for aviation components. Under this contract Honeywell licensed Piedmont as an authorized MRO station of APU 331-20X.

Estimated amortization expenses for the five succeeding years is $160 per year.